Basic and diluted net earnings/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2026
Net income/(loss) per share:
Schedule of basic and diluted net earnings/(loss) per share

Class A ordinary shares and Class B ordinary shares participate equally in the Company’s earnings. Accordingly, earnings per share is presented on a combined basis. Basic and diluted net earnings/(loss) per share were calculated as follows:

	For the six months ended June 30,
	2025	2026
	(RMB in thousands, except share and per share data)
Basic and diluted net earnings/(loss) per share
Numerator:
Net income/(loss) attributable to ordinary shareholders	4,255	(148,914)
Denominator:
Weighted-average ordinary shares outstanding - basic	120,480,088	121,847,288
Effect of dilutive potential ordinary shares	75,444	—
Weighted-average ordinary shares outstanding - diluted	120,555,532	121,847,288
Net earnings/(loss) per share attributable to ordinary shareholders:
Basic net income/(loss) per share	0.04	(1.22)
Diluted net income/(loss) per share	0.04	(1.22)